FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Measurements [Abstract]
Disclosure of fair value measurement of liabilities

Fair Value Measurements
At December 31, 2020	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Aggregate Fair Value
	(Level 1)	(Level 2)	(Level 3)
Cash and equivalents	$5,188	$—	$—	$5,188
Other investments[1]	428	—	—	428
Derivatives	—	40	—	40
Receivables from provisional copper and gold sales	—	265	—	265
	$5,616	$305	$—	$5,921

Fair Value Measurements
At December 31, 2019	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Aggregate Fair Value
	(Level 1)	(Level 2)	(Level 3)
Cash and equivalents	$3,314	$—	$—	$3,314
Other investments[1]	258	—	—	258
Derivatives	—	1	—	1
Receivables from provisional copper and gold sales	—	68	—	68
	$3,572	$69	$—	$3,641
[1]   Includes equity investments in other mining companies.

	At December 31, 2020		At December 31, 2019
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Financial assets
Other assets[1]	$571	$571	$612	$612
Other investments[2]	428	428	258	258
Derivative assets[3]	40	40	1	1
	$1,039	$1,039	$871	$871
Financial liabilities
Debt[4]	$5,155	$7,288	$5,536	$6,854
Other liabilities	382	382	209	209
	$5,537	$7,670	$5,745	$7,063
[1]Includes restricted cash and amounts due from our partners.
[2]Includes equity investments in other mining companies. Recorded at fair value. Quoted market prices are used to determine fair value.
[3]Primarily consists of contingency consideration received as part of the sale of Massawa.
[4]Debt is generally recorded at amortized cost except for obligations that are designated in a fair-value hedge relationship, in which case the carrying amount is adjusted for changes in fair value of the hedging instrument in periods when a hedge relationship exists. The fair value of debt is primarily determined using quoted market prices. Balance includes both current and long-term portions of debt.

Disclosure of fair value measurement of assets

Fair Value Measurements
At December 31, 2020	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Aggregate Fair Value
	(Level 1)	(Level 2)	(Level 3)
Cash and equivalents	$5,188	$—	$—	$5,188
Other investments[1]	428	—	—	428
Derivatives	—	40	—	40
Receivables from provisional copper and gold sales	—	265	—	265
	$5,616	$305	$—	$5,921

Fair Value Measurements
At December 31, 2019	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Aggregate Fair Value
	(Level 1)	(Level 2)	(Level 3)
Cash and equivalents	$3,314	$—	$—	$3,314
Other investments[1]	258	—	—	258
Derivatives	—	1	—	1
Receivables from provisional copper and gold sales	—	68	—	68
	$3,572	$69	$—	$3,641
[1]   Includes equity investments in other mining companies.

	At December 31, 2020		At December 31, 2019
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Financial assets
Other assets[1]	$571	$571	$612	$612
Other investments[2]	428	428	258	258
Derivative assets[3]	40	40	1	1
	$1,039	$1,039	$871	$871
Financial liabilities
Debt[4]	$5,155	$7,288	$5,536	$6,854
Other liabilities	382	382	209	209
	$5,537	$7,670	$5,745	$7,063
[1]Includes restricted cash and amounts due from our partners.
[2]Includes equity investments in other mining companies. Recorded at fair value. Quoted market prices are used to determine fair value.
[3]Primarily consists of contingency consideration received as part of the sale of Massawa.
[4]Debt is generally recorded at amortized cost except for obligations that are designated in a fair-value hedge relationship, in which case the carrying amount is adjusted for changes in fair value of the hedging instrument in periods when a hedge relationship exists. The fair value of debt is primarily determined using quoted market prices. Balance includes both current and long-term portions of debt.